STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss from Operations
Total operating expenses					$ 22,265,000	$ 8,612,000	$ 24,795,000	$ 25,611,000
Loss from Operations					(21,818,000)	(7,993,000)	(23,678,000)	(24,669,000)
Non-operating (Expense) and Income
Net (Loss) Income Attributable to Innventure LLC Unitholders					$ (12,507,000)	$ 1,020,000	$ (30,845,000)	$ (32,757,000)
Weighted average Class A Units outstanding, basic (in shares)					10,875,000	10,875,000	10,875,000	10,875,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)					$ (1.73)	$ (0.71)	$ (2.51)	$ (2.44)
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Loss from Operations
Total operating expenses	$ 1,333,608		$ 428,076		$ 2,928,040	$ 781,121	$ 6,204,223	$ 1,802,357
Loss from Operations	(1,333,608)		(428,076)		(2,928,040)	(781,121)	(6,204,223)	(1,802,357)
Non-operating (Expense) and Income
Interest income	637,838		2,743,828		637,838	5,204,752	8,809,032	3,274,564
Gain on settlement of deferred underwriting fees							556,743	0
Change in fair value of warrant liabilities	(1,864,600)		(186,460)		(2,423,980)	559,380	745,840	8,419,283
Net (Loss) Income Attributable to Innventure LLC Unitholders	$ (2,560,370)	$ (2,153,812)	$ 2,129,667	$ 2,853,719	$ (4,714,182)	$ 4,983,386	$ 3,907,392	$ 9,891,490
Class A Units | Learn CW Investment Corporation
Non-operating (Expense) and Income
Weighted average Class A Units outstanding, basic (in shares)	9,338,422		23,000,000		9,338,422	23,000,000	23,000,000	23,000,000
Diluted weighted average shares outstanding (in shares)	9,338,422		23,000,000		9,338,422	23,000,000	23,000,000	23,000,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)	$ (0.17)		$ 0.07		$ (0.31)	$ 0.17	$ 0.14	$ 0.34
Diluted net income per ordinary share (in dollars per share)	$ (0.17)		$ 0.07		$ (0.31)	$ 0.17	$ 0.14	$ 0.34
Class B Ordinary Shares | Learn CW Investment Corporation
Non-operating (Expense) and Income
Weighted average Class A Units outstanding, basic (in shares)	5,750,000		5,750,000		5,750,000	5,750,000	5,750,000	5,750,000
Diluted weighted average shares outstanding (in shares)	5,750,000		5,750,000		5,750,000	5,750,000	5,750,000	5,750,000
Net Loss Per Unit Attributable to Class A Unitholders, Basic (in usd per share)	$ (0.17)		$ 0.07		$ (0.31)	$ 0.17	$ 0.14	$ 0.34
Diluted net income per ordinary share (in dollars per share)	$ (0.17)		$ 0.07		$ (0.31)	$ 0.17	$ 0.14	$ 0.34